Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Dynamic 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 83.2%
BlackRock Advantage Emerging Markets Fund, Class K	807,246	$8,040,168
BlackRock Tactical Opportunities Fund, Class K	576,430	8,202,597
Diversified Equity Master Portfolio	$118,936,404	118,936,404
International Tilts Master Portfolio	$26,672,298	26,672,298
iShares Developed Real Estate Index Fund, Class K	764,976	7,206,071
iShares MSCI EAFE Small-Cap ETF(b)	129,104	8,176,156

		177,233,694

Fixed-Income Funds — 3.5%
BlackRock Diversified Fixed Income Fund, Class K	10,663	102,151
BlackRock High Yield Bond Portfolio, Class K	140,415	992,733
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	38,367	4,178,934
iShares TIPS Bond ETF(b)	21,108	2,267,210

		7,541,028

Security	Shares	Value

Money Market Funds — 15.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	5,662,558	$5,664,823
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	26,418,893	26,418,893

		32,083,716

Total Investments — 101.8% (Cost: $175,253,920)		216,858,438

Liabilities in Excess of Other Assets — (1.8)%		(3,734,977)

Net Assets — 100.0%		$213,123,461

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$7,733,415	$—		$—	$—	$306,753	$8,040,168	807,246	$—		$—

BlackRock Cash Funds: Institutional, SL Agency Shares	4,384,514	1,281,092	(a)	—	496	(1,279)	5,664,823	5,662,558	6,619	(b)	—

BlackRock Cash Funds: Treasury, SL Agency Shares	11,990,262	14,428,631	(a)	—	—	—	26,418,893	26,418,893	284,749		—

BlackRock Diversified Fixed Income Fund, Class K	67,140	36,071		—	—	(1,060)	102,151	10,663	763		—

BlackRock High Yield Bond Portfolio, Class K	1,520,141	493,429		(1,023,992)	35,968	(32,813)	992,733	140,415	24,715		—

BlackRock Tactical Opportunities Fund, Class K	7,660,752	—		—	—	541,845	8,202,597	576,430	—		—

Diversified Equity Master Portfolio	89,261,546	18,567,680	(a)(c)	—	5,397,947	5,709,231	118,936,404	$118,936,404	349,644		—

International Tilts Master Portfolio	22,211,055	3,120,227	(a)(c)	—	179,053	1,161,963	26,672,298	$26,672,298	148,442		—

iShares Developed Real Estate Index Fund, Class K	5,766,118	2,002,000		(521,001)	(117,775)	76,729	7,206,071	764,976	—		—

iShares iBoxx $ Investment Grade Corporate Bond ETF	4,245,692	—		—	—	(66,758)	4,178,934	38,367	29,996		—

iShares MSCI EAFE Small-Cap ETF	7,991,538	—		—	—	184,618	8,176,156	129,104	—		—

iShares TIPS Bond ETF	1,557,315	709,482		—	—	413	2,267,210	21,108	—		—

					$5,495,689	$7,879,642	$216,858,438		$844,928		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Ultra U.S. Treasury Bond	28	06/18/24	$3,612	$42,595
S&P/TSE 60 Index	25	06/20/24	4,951	75,509
E-mini Russell 2000 Index	72	06/21/24	7,725	152,305
Euro Stoxx 50 Index	39	06/21/24	2,125	47,953
MSCI EAFE Index	84	06/21/24	9,900	31,112
MSCI Emerging Markets Index	216	06/21/24	11,329	(106,568)
S&P 500 E-Mini Index	7	06/21/24	1,858	42,700
S&P 500 Micro E-Mini Index	121	06/21/24	3,212	61,826

				$347,432

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	226,624	EUR	206,000	Deutsche Bank AG	06/20/24	$3,679

AUD	487,000	USD	322,810	Morgan Stanley & Co. International PLC	06/20/24	(4,760)
AUD	9,129,096	USD	6,071,858	Morgan Stanley & Co. International PLC	06/20/24	(109,834)
CAD	2,671,393	USD	1,987,086	Morgan Stanley & Co. International PLC	06/20/24	(12,689)
CAD	6,425,444	USD	4,779,459	Morgan Stanley & Co. International PLC	06/20/24	(30,484)
EUR	3,671,874	USD	4,039,566	Morgan Stanley & Co. International PLC	06/20/24	(65,659)

						(223,426)

						$(219,747)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.38%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	2,951	$247,102	$—	$247,102

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	965	78,036	—	78,036

									$325,138	$—	$325,138

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$31,624,992	$—	$—	$31,624,992
Fixed-Income Funds	7,541,028	—	—	7,541,028
Money Market Funds	32,083,716	—	—	32,083,716

	$71,249,736	$—	$—	71,249,736

Investments Valued at NAV(a)				145,608,702

				$216,858,438

Derivative Financial Instruments(b)
Assets
Equity Contracts	$363,452	$373,091	$—	$736,543
Foreign Currency Exchange Contracts	—	3,679	—	3,679
Interest Rate Contracts	42,595	—	—	42,595
Liabilities
Equity Contracts	(106,568)	—	—	(106,568)
Foreign Currency Exchange Contracts	—	(223,426)	—	(223,426)

	$299,479	$153,344	$—	$452,823

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	3